Average Annual Total Returns		12 Months Ended	18 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	22.79%
SG CTA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.35%	(0.69%)
Blueprint Chesapeake Multi-Asset Trend ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	0.42%
Performance Inception Date			Jul. 11, 2023
Blueprint Chesapeake Multi-Asset Trend ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	(0.07%)
Blueprint Chesapeake Multi-Asset Trend ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	0.14%

[1]	The S&P 500 TR Index is a is a market capitalization-weighted index that tracks the performance of the 500 largest publicly traded companies in the United States, representing about 80% of the total U.S. equity market capitalization.
[2]	The SG CTA Index includes the largest CTAs by assets under management that are open to new investment and meet certain reporting standards. It aims to represent the overall performance of the managed futures industry, particularly medium- to long-term trend followers.